STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
OPERATING ACTIVITIES:
Net Loss	$ (2,952,527)	$ (576,014)
Option grants expense	797,258
Stock based compensation	378,325	39,550
Depreciation expense	1,005
Accounts receivable (increase/decrease)	(223,217)	(48,327)
Inventory (increase/decrease)	(124,065)	87,481
Prepaid expenses and other current assets (increase/decrease)	6,848
Accounts payable and accrued liabilities (increase/decrease)	(183,647)	106,267
Accounts payable - related parties		(143,122)
Unearned revenue	1,988
NET CASH USED IN OPERATING ACTIVITIES	(2,298,032)	(534,165)
INVESTING ACTIVITIES:
Purchase of fixed assets	(14,674)
NET CASH USED BY INVESTING ACTIVITIES	(14,674)
FINANCING ACTIVITIES:
Proceeds from term loan		500,000
Payment on line of credit		(52,198)
Payments on shareholder advances		(94,440)
Proceeds from issuance of common stock for cash	2,700,000	189,441
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,700,000	542,803
NET INCREASE (DECREASE) IN CASH	387,294	8,638
CASH, Beginning of Period	213,156	7,383
CASH, End of Period	600,450	16,021
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid		$ 18,264